Fees Summary	Jun. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,618,700.32
Previously Paid Amount
Total Fee Amount	1,166.42
Total Offset Amount	1,166.42
Net Fee	$ 0.00	[1]

[1]	See Table 2.